Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Determination of the Fair Value of Financial Instruments

Determination of the fair value as of December 31, 2022 and 2021

	As of December 31, 2022
		Estimated fair value
	Book value	Recurring	Non-recurring (1)
	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,058,752	—	3,058,752
Cash items in process of collection	494,994	—	494,994
Financial instruments at fair value through profit or loss	472,283	472,283	—
Financial instruments at fair value through other comprehensive income	3,735,290	3,735,290	—
Loans and accounts receivable at amortized cost	25,711,811	—	26,405,529
Financial instruments at amortized cost	1,013,943	—	925,277
Investments under resale agreements	162,774	—	162,774
Financial derivatives contracts held for trading	3,617,792	3,617,792	—
Financial derivatives contracts held for hedge accounting	138,548	138,548	—
Interbank loans, net	46,122	—	46,122
Totals Assets	38,452,309	7,963,913	31,093,448
Liabilities
Deposits and other demand liabilities	5,555,185	—	5,555,185
Cash in process of being cleared	456,957	—	456,957
Obligations under repurchase agreements	354,088	—	354,088
Time deposits and other time liabilities	12,703,653	—	12,628,648
Financial derivatives contracts held for trading	3,426,141	3,426,141	—
Financial derivatives contracts held for hedge accounting	218,733	218,733	—
Interbank borrowings	4,728,323	—	4,714,722
Debt instruments issued	6,547,807	—	6,360,361
Financial instruments of regulatory capital issued	1,263,169	—	1,417,784
Lease contract liabilities	94,575	—	94,575
Other financial liabilities	359,573	—	359,573
Totals Liabilities	35,708,204	3,644,874	31,941,893

(1)   Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Note 35 – Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2021
		Estimated fair value
	Book value	Recurring	Non-recurring(1)
	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,473,392	—	3,473,392
Cash items in process of collection	438,496	—	438,496
Financial instruments at fair value through profit or loss	332,724	332,724	—
Financial instruments at fair value through other comprehensive income	3,660,450	3,660,450	—
Loans and accounts receivable at amortized cost	23,795,548	—	24,119,631
Financial instruments at amortized cost	187,455	—	187,086
Investments under resale agreements	606,178	—	606,178
Financial derivatives contracts held for trading	2,897,803	2,897,803	—
Financial derivatives contracts held for hedge accounting	83,123	83,123	—
Interbank loans, net	80,554	—	80,554
Totals Assets	35,555,723	6,974,100	28,905,337
Liabilities
Deposits and other demand liabilities	7,576,095	—	7,576,095
Cash in process of being cleared	424,358	—	424,358
Obligations under repurchase agreements	466,006	—	466,006
Time deposits and other time liabilities	10,097,443	—	10,009,988
Financial derivatives contracts held for trading	2,757,342	2,757,342	—
Financial derivatives contracts held for hedge accounting	168,245	168,245	—
Interbank borrowings	4,918,423	—	4,915,814
Debt instruments issued	5,609,795	—	5,486,872
Financial instruments of regulatory capital issued	1,153,045	—	1,153,045
Lease contract liabilities	115,544	—	106,564
Other financial liabilities	42,435	—	42,435
Totals Liabilities	33,328,731	2,925,587	30,181,177

(1)  Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring)

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) :

	As of December 31,
Non-recurring fair value measurement	2022	2021
	MCh$	MCh$
Assets
Cash and deposits in banks	3,058,752	3,473,392
Cash items in process of collection	494,994	438,496
Loans and accounts receivable at amortized cost	26,405,529	24,119,631
Investments under resale agreements	162,774	606,178
Interbank loans, net	46,122	80,554
Financial instruments at amortized cost	925,277	187,086
Totals Assets	31,093,448	28,905,337
Liabilities
Deposits and other demand liabilities	5,555,185	7,576,095
Cash in process of being cleared	456,957	424,358
Obligations under repurchase agreements	354,088	466,006
Time deposits and other time liabilities	12,628,648	10,009,988
Interbank borrowings	4,714,722	4,915,814
Debt instruments issued	6,360,361	5,486,872
Financial instruments of regulatory capital issued	1,417,784	1,153,045
Lease contract liabilities	94,575	106,564
Other financial obligations	359,573	42,435
Totals Liabilities	31,941,893	30,181,177

Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring)

Fair Value measurement of financial assets and liabilities (recurring):

	As of December 31,
Fair value measurement of recurring items	2022	2021
	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	472,283	332,724
Central Bank of Chile and Government securities	160,751	50,743
Other securities issued in Chile	22,877	111
Foreign government and Central Bank instruments	182,268	232,083
Other instruments issued abroad	4,658	8,824
Investments in mutual funds	47,598	39,842
Financial assets not held for trading valued mandatorily at fair value through profit or loss	53,206	—
Other financial instruments at FVTPL	925	1,121
Financial instruments at fair value through other comprehensive income	3,735,290	3,660,450
Central Bank of Chile and Government securities	2,971,905	2,325,668
Other securities issued in Chile	205,358	138,845
Foreign government and Central Bank instruments	311,319	45,386
Other instruments issued abroad	232,350	366,487
Other investments at FVOCI	14,358	784,064
Financial derivative contracts	3,756,340	2,980,926
Forwards	488,261	382,206
Swaps	3,267,426	2,598,071
Call options	653	649
Put options	—	—
Totals Assets	7,963,913	6,974,100
Liabilities
Financial derivative contracts	3,644,874	2,925,587
Forwards	530,445	391,049
Swaps	3,113,516	2,534,164
Call options	403	343
Put options	510	31
Totals Liabilities	3,644,874	2,925,587

Schedule of Financial Derivative Instruments

These adjustments are recorded periodically in the financial statements. As of December 2022, 2021 and 2020, the portfolio of derivative contracts in both Chile and Colombia is detailed as follows:

As of December 31,
	2022		2021		2020
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	—	—	—	—	—	—
Fair value hedge					—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Cash flow hedge		—		—	—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Hedge of net investments in a foreign operation	—	—	—	—	—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Derivatives held for trading	(5,663)	881	(9,320)	337	(40,971)	589
Currency forwards	(474)	446	(240)	207	(443)	205
Currency swaps	(4,748)	344	(4,936)	56	(36,363)	37
Interest rate swaps	(441)	91	(4,144)	74	(4,165)	347
Call currency options	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—
Total financial derivative contracts	(5,663)	881	(9,320)	337	(40,971)	589

Schedule of Impacts on the Portfolio of a Recalibration

With respect to financial assets, a negotiation is not required, mandatorily valued at fair value with changes in results, the valuation is made based on the determination of a rate that allows obtaining the fair value based on market references:

Determining an average rate from “Comparable Instruments” according to the rating of the issuer and term of the instrument.

-	Decomposing the rate into a risk-free base observable in the market and a spread that represents the credit risk of the issuer.
-	The periodic valuation of the instrument is carried out based on the value of the risk-free rate of each day plus the determined credit spread.

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

	As of December 31, 2022			As of December 31, 2021
	Forward			Forward
	Americano	Basis TAB	Basis TAB	Americano	Basis TAB	Basis TAB
Impact calibration	USD-CLP	CLP	CLF	USD-CLP	CLP	CLF
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Volatility exchange rate USD-CLP
TAB 30	—	33	—	—	48	—
TAB 90	—	—	—	—	—	—
TAB 180	—	26	9	—	37	12
TAB 360	—	—	(1)	—	—	(2)
Totals	—	59	8	—	85	10

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13, as of December 31, 2022 and 2021 :

	As of December 31, 2022
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	472,283	390,870	28,207	53,206
Central Bank of Chile and Government securities	160,751	160,751	—	—
Other securities issued locally	22,877	—	22,877	—
Foreign government and Central Bank instruments	182,268	182,268	—	—
Other securities issued abroad	4,658	—	4,658	—
Investments in mutual funds	47,598	47,598	—	—
Financial assets not held for trading valued mandatorily at fair value through profit or loss	53,206	—	—	53,206
Other financial instruments at FVTPL	925	253	672	—
Financial instruments at fair value through other comprehensive income	3,735,290	3,211,578	282,036	92,182
Central Bank of Chile and Government securities	2,971,905	2,971,905	—	—
Other securities issued locally	205,358	—	205,358	—
Foreign government and Central Bank instruments	311,319	161,825	—	—
Other securities issued abroad	232,350	77,848	62,320	92,182
Other investments at FVOCI	14,358	—	14,358	—
Financial derivative contracts	3,756,340	—	3,738,357	35,966
Forwards	488,261	—	487,602	17,983
Swaps	3,267,426	—	3,250,102	659
Call options	653	—	653	17,324
Put options	—	—	—	—
Totals Assets	7,963,913	3,602,448	4,048,600	181,354
Liabilities
Financial derivative contracts	3,644,874	—	3,644,711	326
Forwards	530,445	—	530,388	163
Swaps	3,113,516	—	3,113,410	57
Call options	403	—	403	106
Put options	510	—	510	—
Totals Liabilities	3,644,874	—	3,644,711	326

Note 35 – Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2021
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	332,724	322,913	9,811	—
Central Bank of Chile and Government securities	50,743	50,743	—	—
Other securities issued locally	111	—	111	—
Foreign government and Central Bank instruments	232,083	232,083	—	—
Other securities issued abroad	8,824	—	8,824	—
Investments in mutual funds	39,842	39,842	—	—
Other financial instruments at FVTPL	1,121	245	876	—
Financial instruments at fair value through other comprehensive income	3,660,450	2,639,091	1,021,359	—
Central Bank of Chile and Government securities	2,325,668	2,325,668	—	—
Other securities issued locally	138,845	—	138,845	—
Foreign government and Central Bank instruments	45,386	45,386	—	—
Other securities issued abroad	366,487	261,334	105,153	—
Other investments at FVOCI	784,064	6,703	777,361	—
Financial derivative contracts	2,980,926	—	2,962,174	18,752
Forwards	382,206	—	380,210	1,996
Swaps	2,598,071	—	2,581,315	16,756
Call options	649	—	649	—
Put options	—	—	—	—
Totals Assets	6,974,100	2,962,004	3,993,344	18,752
Liabilities
Financial derivative contracts	2,925,587	—	2,924,710	877
Forwards	391,049	—	390,414	635
Swaps	2,534,164	—	2,533,922	242
Call options	343	—	343	—
Put options	31	—	31	—
Totals Liabilities	2,925,587	—	2,924,710	877

Schedule of Reconciliation by Fair Value Hierarchy

As of December 31, 2022 and 2021 no transfers were observed between Level 1 and Level 2, as shown below

	As of December 31,
Measurement at fair value of instruments	2022
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	472,283	—	—
Financial instruments at fair value through other comprehensive income	3,735,290	—	—
Financial derivative contracts	3,756,340	—	—
Totals Assets	7,963,913	—	—
Liabilities
Financial derivative contracts	3,644,874	—	—
Totals Liabilities	3,644,874	—	—

Note 35 – Fair Value of Financial Assets and Liabilities, continued

	As of December 31,
Measurement at fair value of instruments	2021
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	332,724	—	—
Financial instruments at fair value through other comprehensive income	3,660,450	—	—
Financial derivative contracts	2,980,926	—	—
Totals Assets	6,974,100	—	—
Liabilities
Financial derivative contracts	2,925,587	—	—
Totals Liabilities	2,925,587	—	—

Schedule of Reconciliation of Assets and Liabilities

The following table reconciles assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021.

	As of December 31, 2022
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss
Financial assets not held for trading valued mandatorily at fair value through profit or loss	—	(442)	—	53,648	—	53,206
Financial instruments at fair value throught other comprehensive income
Other securities issued abroad	—	—	(8,925)	101,107	—	92,182
Financial derivative contracts
Forwards	1,996	(273)	—	(1,064)	—	659
Swaps	16,756	3,620	—	(3,052)	—	17,324
Totals Assets	18,752	2,905	(8,925)	150,639	—	163,371
Liabilities
Financial derivative contracts
Forwards	635	(460)	—	(118)	—	57
Swaps	242	(1,524)	—	1,388	—	106
Totals Liabilities	877	(1,984)	—	1,270	—	163

	As of December 31, 2021
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss
Financial assets not held for trading valued mandatorily at fair value through profit or loss	—	—	—	—	—	—
Financial instruments at fair value throught other comprehensive income
Other securities issued abroad	—	—	—	—	—	—
Financial derivative contracts
Forwards	3,576	1,789	—	(3,369)	—	1,996
Swaps	23,689	(1,437)	—	(5,496)	—	16,756
Totals Assets	27,265	352	—	(8,865)	—	18,752
Liabilities
Financial derivative contracts
Forwards	116	2,331	—	(1,812)	—	635
Swaps	724	(2,751)	—	2,269	—	242
Totals Liabilities	840	(420)	—	457	—	877

Schedule of Classified Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2022 and 2021:

	As of December 31, 2022
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,058,752	3,058,752	—	—
Cash items in process of collection	494,994	494,994	—	—
Loans and accounts receivable at amortized cost	25,711,811	—	—	26,405,529
Financial instruments at amortized cost	1,013,943	925,277	—	—
Investments under resale agreements	162,774	162,774	—	—
Interbank loans, net	46,122	46,122	—	—
Totals Assets	30,488,396	4,687,919	—	26,405,529
Liabilities
Deposits and other demand liabilities	5,555,185	5,555,185	—	—
Cash in process of being cleared	456,957	456,957	—	—
Obligations under repurchase agreements	354,088	354,088	—	—
Time deposits and other time liabilities	12,703,653	—	12,628,648	—
Interbank borrowings	4,728,323	4,714,722	—	—
Debt instruments issued	6,547,807	—	6,360,361	—
Financial instruments of regulatory capital issued	1,263,169	—	1,417,784	—
Lease contract liabilities	94,575	94,575	—	—
Other financial liabilities	359,573	359,573	—	—
Totals Liabilities	32,063,330	11,535,100	20,406,793	—

	As of December 31, 2021
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,473,392	3,473,392	—	—
Cash items in process of collection	438,496	438,496	—	—
Loans and accounts receivable at amortized cost	23,795,548	—	—	24,119,631
Financial instruments at amortized cost	187,455	187,086	—	—
Investments under resale agreements	606,178	606,178	—	—
Interbank loans, net	80,554	80,554	—	—
Totals Assets	28,581,623	4,785,706	—	24,119,631
Liabilities
Deposits and other demand liabilities	7,576,095	7,576,095	—	—
Cash in process of being cleared	424,358	424,358	—	—
Obligations under repurchase agreements	466,006	466,006	—	—
Time deposits and other time liabilities	10,097,443	—	10,009,988	—
Interbank borrowings	4,918,423	4,915,814	—	—
Debt instruments issued	5,609,795	—	5,486,872	—
Financial instruments of regulatory capital issued	1,153,045	—	1,153,045	—
Lease contract liabilities	115,544	106,564	—	—
Other financial liabilities	42,435	42,435	—	—
Totals Liabilities	30,403,144	13,531,272	16,649,905	—